UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on January 9, 2026) for The Advisors’ Inner Circle Fund I (the “Trust), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended October 31, 2025, was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended October 31, 2024, were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

HAVGX

Annual Shareholder Report: October 31, 2025

This annual shareholder report contains important information about Haverford Quality Growth Stock Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the Fund at http://www.haverfordfunds.com/fund-overview.html. You can also request this information by contacting us at 1-866-301-7212.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Haverford Quality Growth Stock Fund	$85	0.80%

How did the Fund perform in the last year?

During the year ended October 31, 2025, the Fund returned 13.58% while the S&P 500 Index returned 21.45%. The Fund’s relative performance to the S&P 500 was driven by a combination of stock selection and sector allocation. Both sector allocation and stock selection hindered relative performance. Our underweight in Information Technology and Communication Services combined with an overweight in Healthcare and Consumer Staples had the biggest negative impact on relative performance. The Fund’s stock selection within Information Technology and Consumer Discretionary were also drags to relative performance. Stock selection within Healthcare and Industrials aided relative performance. The Fund owned two companies - Alphabet and McKesson - that returned more than 60%, and three companies – Oracle, NVIDIA, RTX – that returned greater than 50%.

Over the past fiscal year, the US economy has been powered by several tailwinds. In no particular order of importance, these include the spend-out in everything artificial intelligence (AI) related, deregulation, fiscal policy, monetary policy, solid corporate profits, and consumer spending. Recently job growth has slowed, but as of 9/30/2025, unemployment was still low at 4.4% and wage growth is exceeding inflation. The Federal Reserve restarted interest rate cuts in September and we believe they will continue cutting rates into 2026. Fiscal spending and the passage of the Big Beautiful Bill – which solidified the tax code and provided numerous business incentives – should be a positive for the economy. Deregulation is a powerful economic force that is partly being offset by tariff uncertainty. While there is talk of an “AI bubble”, we believe we are in the early innings of this phenomenon that will ultimately result in huge productivity gains. Looking ahead to 2026, we think these tailwinds will persist and if the tariff uncertainty dissipates, we will likely have a stronger economy.

Equity returns continue to be concentrated in a handful of companies. For example, three stocks – Apple, NVDIA, Microsoft – make up over 20% of the S&P 500 Index, while the ten largest companies constitute close to 40% of the index. This concentration creates a challenging environment for diversified equity funds. The Haverford Quality Growth Stock Fund strives to control risk through diversification and ownership of high quality financially strong companies. S&P 500 earnings growth is expected to accelerate to 14% in 2026. We also expect earnings growth to broaden to cyclical sectors such as Financials and Industrials, where the Fund has an overweight. When market returns do start broadening, we are confident the Fund is well positioned.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	Haverford Quality Growth Stock Fund	S&P 500 Index (USD) (TR)Footnote Reference*	NASDAQ Dividend Achievers Select Total Return Index (USD)
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,133	$10,451	$10,694
Oct/17	$12,017	$12,921	$12,853
Oct/18	$12,989	$13,870	$14,046
Oct/19	$14,610	$15,857	$16,527
Oct/20	$15,345	$17,397	$17,723
Oct/21	$21,350	$24,862	$23,675
Oct/22	$19,396	$21,230	$21,719
Oct/23	$19,453	$23,383	$22,852
Oct/24	$24,791	$32,272	$29,771
Oct/25	$28,159	$39,196	$34,202

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-866-301-7212 or visit http://www.haverfordfunds.com/fund-overview.html for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Haverford Quality Growth Stock Fund	13.58%	12.91%	10.91%
S&P 500 Index (USD) (TR)Footnote Reference*	21.45%	17.64%	14.64%
NASDAQ Dividend Achievers Select Total Return Index (USD)	14.88%	14.05%	13.09%

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$322,117,156	34	$1,830,790	11%

What did the Fund invest in?

Sector/Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.5%
Energy	1.2%
Materials	1.5%
Utilities	2.7%
Communication Services	5.9%
Consumer Discretionary	6.9%
Consumer Staples	8.4%
Health Care	13.4%
Industrials	13.5%
Financials	18.5%
Information Technology	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	7.5%
Apple	6.9%
RTX	5.5%
JPMorgan Chase	5.0%
Alphabet, Cl A	4.7%
Oracle	4.7%
Costco Wholesale	4.4%
Mastercard, Cl A	4.1%
BlackRock Funding	4.1%
TJX	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-301-7212

  http://www.haverfordfunds.com/fund-overview.html

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-301-7212 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund - HAVGX

Annual Shareholder Report: October 31, 2025

HAVGX-AR-2025

(b)              Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1)         The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)         The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$96,175	None	None	$91,274	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	None	None	$682,400	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$587,404	None	None	$539,063	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2025			FYE October 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$45,800	None	None	$43,700	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(e)(1)        The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)        Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2025	2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)             Not applicable.

(g)             The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $682,400 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

(g)             The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2025 and 2024, respectively.

5

(h)             During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)              Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)              Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

6

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

Annual Financials and Other Information

October 31, 2025

HAVERFORD

QUALITY INVESTING

Investment Adviser:
Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	15
Notice to Shareholders (Unaudited)	17
Other Information (Form N-CSR Items 8-11) (Unaudited)	18

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.5%

	Shares	Value
COMMUNICATION SERVICES — 5.9%
Alphabet, Cl A	54,267	$15,259,338
Meta Platforms, Cl A	5,510	3,572,408
		18,831,746

CONSUMER DISCRETIONARY — 6.9%
Lowe's	39,342	9,368,511
TJX	91,295	12,794,081
		22,162,592

CONSUMER STAPLES — 8.4%
Coca-Cola	83,861	5,778,023
Costco Wholesale	15,451	14,082,814
PepsiCo	48,685	7,112,392
		26,973,229

ENERGY — 1.2%
Chevron	24,541	3,870,607

FINANCIALS — 18.5%
Aon PLC, Cl A	20,527	6,993,138
BlackRock Funding	12,257	13,272,002
JPMorgan Chase	51,974	16,170,151
Mastercard, Cl A	24,151	13,331,111
S&P Global	14,077	6,858,455
Visa, Cl A	8,602	2,931,046
		59,555,903

HEALTH CARE — 13.4%
Eli Lilly	12,011	10,363,811
Johnson & Johnson	46,725	8,824,951
McKesson	8,865	7,192,529
Medtronic PLC	54,635	4,955,394
Stryker	16,475	5,869,054
Thermo Fisher Scientific	10,335	5,863,976
		43,069,715

INDUSTRIALS — 13.5%
Eaton PLC	29,308	11,182,760
Honeywell International	56,080	11,290,587
RTX	98,516	17,585,106
Waste Management	17,682	3,532,333
		43,590,786

INFORMATION TECHNOLOGY — 27.5%
Accenture, Cl A	45,475	11,373,298

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Apple	81,628	$22,069,762
Microsoft	46,661	24,161,532
NVIDIA	56,876	11,516,821
Oracle	57,834	15,187,787
Texas Instruments	26,850	4,335,201
		88,644,401

MATERIALS — 1.5%
Air Products and Chemicals	17,766	4,309,854
Solstice Advanced Materials *	14,020	631,881
		4,941,735

UTILITIES — 2.7%
NextEra Energy	108,502	8,832,063

TOTAL COMMON STOCK
(Cost $138,387,293)		320,472,777

SHORT-TERM INVESTMENT(A) — 0.5%

SEI Daily Income Trust, Government Fund, Institutional Class, 4.020%
(Cost $1,650,307)	1,650,307	1,650,307
TOTAL INVESTMENTS — 100.0%
(Cost $140,037,600)		$322,123,084

Percentages are based on Net Assets of $322,117,156.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

Cl — Class

PLC — Public Limited Company

As of October 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $140,037,600)	$322,123,084
Dividends Receivable	225,635
Receivable for Capital Shares Sold	41,209
Dividend Tax Reclaim Receivable	14,825
Prepaid Expenses	4,102
Total Assets	322,408,855

Liabilities:
Payable due to Adviser	163,689
Payable due to Administrator	31,528
Payable for Audit Fees	26,770
Payable for Legal Fees	16,472
Payable for Transfer Agent Fees	15,904
Payable for Capital Shares Redeemed	7,645
Payable due to Trustees	5,023
Chief Compliance Officer Fees Payable	3,645
Other Accrued Expenses	21,023
Total Liabilities	291,699
Net Assets	$322,117,156

Net Assets Consist of:
Paid-in Capital	$117,093,418
Total Distributable Earnings	205,023,738
Net Assets	$322,117,156

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	11,857,741
Net Asset Value, Offering and Redemption Price Per Share	$27.17

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
FOR THE YEAR ENDED
OCTOBER 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$4,622,913
Total Income	4,622,913

Expenses:
Investment Advisory Fees	1,830,790
Administration Fees	355,111
Trustees' Fees	18,913
Chief Compliance Officer Fees	10,606
Transfer Agent Fees	95,993
Legal Fees	40,040
Audit Fees	26,822
Custodian Fees	18,471
Printing Fees	16,492
Registration and Filing Fees	13,327
Other Expenses	24,617
Total Expenses	2,451,182

Less:
Fees Paid Indirectly	(507)
Net Expenses	2,450,675
Net Investment Income	2,172,238
Net Realized Gain on Investments	22,820,330
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,404,874
Net Realized and Unrealized Gain on Investments	37,225,204

Net Increase in Net Assets Resulting from Operations	$39,397,442

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	October 31,	October 31,
	2025	2024
Operations:
Net Investment Income	$2,172,238	$3,311,722
Net Realized Gain	22,820,330	22,096,564
Net Change in Unrealized Appreciation (Depreciation)	14,404,874	47,397,955
Net Increase in Net Assets Resulting from Operations	39,397,442	72,806,241
Distributions:	(24,255,471)	(13,990,820)
Capital Share Transactions:
Issued	20,786,651	13,534,280
Reinvestment of Dividends and Distributions	1,738,102	10,112,671
Redeemed	(26,973,633)	(48,000,277)
Net Decrease in Net Assets from Capital Share Transactions	(4,448,880)	(24,353,326)
Total Increase in Net Assets	10,693,091	34,462,095
Net Assets:
Beginning of Year	311,424,065	276,961,970
End of Year	$322,117,156	$311,424,065

Share Transactions:
Issued	844,525	570,394
Reinvestment of Dividends and Distributions	70,632	442,436
Redeemed	(1,081,812)	(1,998,993)
Net Decrease in Shares Outstanding from Share Transactions	(166,655)	(986,163)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value,
Beginning of Year	$25.90	$21.29	$22.47	$26.20	$18.98
Income from Investment Operations:
Net Investment Income(1)	0.18	0.26	0.23	0.20	0.19
Net Realized and Unrealized Gain (Loss)	3.11	5.44	(0.14)	(2.43)	7.22
Total from Investment Operations	3.29	5.70	0.09	(2.23)	7.41
Dividends and Distributions:
Net Investment Income	(0.18)	(0.27)	(0.23)	(0.19)	(0.19)
Net Realized Gains	(1.84)	(0.82)	(1.04)	(1.31)	—
Total Dividends and Distributions	(2.02)	(1.09)	(1.27)	(1.50)	(0.19)
Net Asset Value, End of Year	$27.17	$25.90	$21.29	$22.47	$26.20
Total Return*	13.58%	27.44%	0.29%	(9.15)%	39.13%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$322,117	$311,424	$276,962	$287,528	$319,502
Ratio of Expenses to Average Net Assets (including fees paid indirectly)	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Expenses to Average Net Assets (excluding fees paid indirectly)	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	0.71%	1.08%	1.01%	0.83%	0.79%
Portfolio Turnover Rate	11%	8%	13%	12%	9%

*	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $355,111 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2025, the Fund earned cash management credits of $507, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations, if any, for fees waived for the year ended October 31, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At October 31, 2025, there were no previously waived and reimbursed fees subject to recapture.

6. Investment Transactions:

For the year ended October 31, 2025, the Fund made purchases of $33,705,614 and sales of $59,036,370 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. During the year ended October 31, 2025, there were no permanent differences.

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2025	$3,328,753	$20,926,718	$24,255,471
2024	3,413,210	10,577,610	13,990,820

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$155,782
Undistributed Long-Term Capital Gain	22,788,125
Unrealized Appreciation	182,079,835
Other Temporary Differences	(4)
Total Distributable Earnings	$205,023,738

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2025, were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$140,043,249	$184,165,503	$(2,085,668)	$182,079,835

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

8. Concentration of Risks:

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund is also subject to the risk that large-cap growth stocks may underperform other equity market segments or the equity market as a whole.

9. Concentration of Shareholders:

At October 31, 2025, 91% of total shares outstanding were held by one shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

Haverford Quality Growth Stock Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Haverford Quality Growth Stock Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND OCTOBER 31, 2025

We have served as the auditor of one or more Haverford Financial Services, Inc. investment companies since 2005.

Philadelphia, Pennsylvania

December 22, 2025

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025
(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have an October 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2025 year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Ordinary Income Distribution	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-term Capital Gain Dividends(5)	Qualifying Business Income(6)
13.72%	86.28%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of ordinary dividend income that qualifies for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two -year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 19–20, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025
(Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025
(Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
OCTOBER 31, 2025
(Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Haverford Quality Growth Stock Fund

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-AR-001-2200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)        Code of Ethics attached hereto.

(a)(2)        Not applicable.

(a)(3)        A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: May 22, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: May 22, 2026

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